Consolidated Statements of Income (Parenthetical)	Dec. 31, 2017	Feb. 10, 2017	Dec. 31, 2016	Dec. 31, 2015
2012 Senior Unsecured Bonds [Member]
Interest rate on bond	9.00%	9.00%	9.00%	9.00%